Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) ($)	Adjusted EBITDA(6) ($)
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)
2025	8,966,870	15,266,101	2,628,029	5,106,250	163	190	526,705,000	855,144,000
2024	8,236,749	9,377,145	3,537,674	4,129,987	125	189	466,379,000	771,493,000
2023	6,743,889	9,226,265	3,163,663	4,851,471	116	160	434,957,000	691,322,000
2022	7,760,204	9,213,035	2,629,526	2,960,216	96	125	368,599,000	584,714,000
2021	8,393,601	6,163,785	2,220,844	905,146	89	132	356,565,000	546,356,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in these columns are (i) the amount of total compensation in the “Total” column of the "Summary Compensation Table" reported for (a) Jerry E. Gahlhoff, Jr. for the years 2025, 2024 and 2023 when he served as the Company’s Chief Executive Officer and (b) Gary W. Rollins for the years 2022 and 2021 when he served as the Company’s Chief Executive Officer, and (ii) the average of the amounts reported for the Company’s remaining NEOs as a group in the “Total” column of the "Summary Compensation Table" in each applicable year. The names of the remaining NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Year	Current PEO	Non-PEO NEOs
2025	Jerry E. Gahlhoff, Jr.	Gary W. Rollins, Kenneth D. Krause, John F. Wilson and Elizabeth B. Chandler
2024	Jerry E. Gahlhoff, Jr.	Gary W. Rollins, Kenneth D. Krause, John F. Wilson and Elizabeth B. Chandler
2023	Jerry E. Gahlhoff, Jr.	Gary W. Rollins, Kenneth D. Krause, John F. Wilson and Elizabeth B. Chandler
2022	Gary W. Rollins	Jerry E. Gahlhoff, Jr., Kenneth D. Krause, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler
2021	Gary W. Rollins	Jerry E. Gahlhoff, Jr., Eddie P. Northen, Julie K. Bimmerman, John F. Wilson and Elizabeth B. Chandler

Peer Group Issuers, Footnote	The amounts reported in this column represents the weighted Peer Group TSR (“Peer Group TSR”) for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. The Peer Group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Commercial Services & Supplies Index.
PEO Total Compensation Amount	$ 8,966,870	$ 8,236,749	$ 6,743,889	$ 7,760,204	$ 8,393,601
PEO Actually Paid Compensation Amount	$ 15,266,101	9,377,145	9,226,265	9,213,035	6,163,785
Adjustment To PEO Compensation, Footnote	The amounts reported in these columns represent the amount of “compensation actually paid” to (a) Jerry E. Gahlhoff, Jr. for the years 2025, 2024 and 2023 and (b) Gary W. Rollins for the years 2022 and 2021, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Jerry E. Gahlhoff, Jr. or Gary W. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Jerry E. Gahlhoff, Jr. or Gary W. Rollins’ total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2025		2024		2023		2022		2021
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Summary Compensation Table Total	8,966,870	2,628,029	8,236,749	3,537,674	6,743,889	3,163,663	7,760,204	2,629,526	8,393,601	2,220,844
Subtraction of Stock Awards	(6,128,643)	(1,168,393)	(5,697,083)	(1,826,763)	(3,918,025)	(1,224,611)	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)
Addition of Year-End Equity Value	7,821,583	1,518,611	6,642,241	2,115,778	5,735,845	1,792,816	4,384,800	1,426,419	4,105,200	834,724
Change in Fair Value of Stock Awards granted in Prior Year	4,059,590	1,846,303	62,041	220,603	562,771	1,042,907	827,616	147,338	(1,758,348)	(283,712)
Addition of Fair Value Stock Awards that were granted and vested in the same FY	—	—	—	—	—	—	—	—	—	—
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	292,643	185,085	(52,807)	(22,143)	(11,764)	(24,458)	(399,921)	(62,357)	(321,024)	(64,051)
Subtraction of Stock Awards that failed to meet the vesting conditions	—	—	—	—	—	—	—	—	—	(708,066)
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans	—	—	—	—	—	—	—	—	—	—
Addition of dividends or other earnings paid during applicable FY prior to vesting date	254,058	96,615	186,004	104,838	113,549	101,155	204,336	43,977	202,356	34,767
Compensation Actually Paid ($)	15,266,101	5,106,250	9,377,145	4,129,987	9,226,265	4,851,471	9,213,035	2,960,216	6,163,785	905,146

Non-PEO NEO Average Total Compensation Amount	$ 2,628,029	3,537,674	3,163,663	2,629,526	2,220,844
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,106,250	4,129,987	4,851,471	2,960,216	905,146
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in these columns represent the amount of “compensation actually paid” to (a) Jerry E. Gahlhoff, Jr. for the years 2025, 2024 and 2023 and (b) Gary W. Rollins for the years 2022 and 2021, and on average, to all other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Jerry E. Gahlhoff, Jr. or Gary W. Rollins or to the other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Jerry E. Gahlhoff, Jr. or Gary W. Rollins’ total compensation, and to the average total compensation for the other NEOs as a group, for each year to determine the compensation actually paid:

	2025		2024		2023		2022		2021
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Summary Compensation Table Total	8,966,870	2,628,029	8,236,749	3,537,674	6,743,889	3,163,663	7,760,204	2,629,526	8,393,601	2,220,844
Subtraction of Stock Awards	(6,128,643)	(1,168,393)	(5,697,083)	(1,826,763)	(3,918,025)	(1,224,611)	(3,564,000)	(1,224,687)	(4,458,000)	(1,129,360)
Addition of Year-End Equity Value	7,821,583	1,518,611	6,642,241	2,115,778	5,735,845	1,792,816	4,384,800	1,426,419	4,105,200	834,724
Change in Fair Value of Stock Awards granted in Prior Year	4,059,590	1,846,303	62,041	220,603	562,771	1,042,907	827,616	147,338	(1,758,348)	(283,712)
Addition of Fair Value Stock Awards that were granted and vested in the same FY	—	—	—	—	—	—	—	—	—	—
Change in Fair Value of Stock Awards granted during any prior FY that met the vesting conditions as of the end of the applicable FY	292,643	185,085	(52,807)	(22,143)	(11,764)	(24,458)	(399,921)	(62,357)	(321,024)	(64,051)
Subtraction of Stock Awards that failed to meet the vesting conditions	—	—	—	—	—	—	—	—	—	(708,066)
Subtraction of Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Defined Benefit and Pension Plans	—	—	—	—	—	—	—	—	—	—
Addition of dividends or other earnings paid during applicable FY prior to vesting date	254,058	96,615	186,004	104,838	113,549	101,155	204,336	43,977	202,356	34,767
Compensation Actually Paid ($)	15,266,101	5,106,250	9,377,145	4,129,987	9,226,265	4,851,471	9,213,035	2,960,216	6,163,785	905,146

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR

¢	Compensation Actually Paid to PEO	¢	Average Compensation Actually Paid to Non-PEO NEOs
—	Total Shareholder Return	– –	Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid Versus Net Income

¢	Compensation Actually Paid to PEO	¢	Average Compensation Actually Paid to Non-PEO NEOs	—	Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid Versus Adjusted EBITDA

¢	Compensation Actually Paid to PEO	¢	Average Compensation Actually Paid to Non-PEO NEOs	—	Adjusted EBITDA

Tabular List, Table

Revenue
Stock Price
EBITDA
Adjusted EBITDA

Total Shareholder Return Amount	$ 163	125	116	96	89
Peer Group Total Shareholder Return Amount	190	189	160	125	132
Net Income (Loss)	$ 526,705,000	$ 466,379,000	$ 434,957,000	$ 368,599,000	$ 356,565,000
Company Selected Measure Amount	855,144,000	771,493,000	691,322,000	584,714,000	546,356,000
PEO Name	Jerry E. Gahlhoff, Jr.
Additional 402(v) Disclosure	The amounts reported in this column represents the Company’s total cumulative Total Shareholder Return (“TSR”) for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. The Company’s total cumulative TSR is the total shareholder return calculated as the profit or loss from net share price change, over a given period, including reinvestment of dividends.The amounts reported in this column represent the amount of Net Income reflected in the Company’s audited financial statements for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021.The amounts reported in this column represent the Company's Adjusted EBITDA for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021. In 2024, the Company revised its non-GAAP metric Adjusted EBITDA to exclude gains and losses related to non-operational asset sales. As a result, these measures may not be comparable to the corresponding measure disclosed in prior years in our Annual Reports or Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,128,643)	(5,697,083)	(3,918,025)	(3,564,000)	(4,458,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,821,583	6,642,241	5,735,845	4,384,800	4,105,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,059,590	62,041	562,771	827,616	(1,758,348)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,643	(52,807)	(11,764)	(399,921)	(321,024)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,058	186,004	113,549	204,336	202,356
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,393)	(1,826,763)	(1,224,611)	(1,224,687)	(1,129,360)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,518,611	2,115,778	1,792,816	1,426,419	834,724
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,846,303	220,603	1,042,907	147,338	(283,712)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,085	(22,143)	(24,458)	(62,357)	(64,051)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(708,066)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 96,615	$ 104,838	$ 101,155	$ 43,977	$ 34,767